Income Tax Expense - Schedule of Taxable Temporary Differences On Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Deferred Tax Asset [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	$ 129,317
Resource pools	101,303
Other	4,991
Within one year [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses
Resource pools
Other
One to Five Years [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses
Resource pools
Other	4,795
After Five Years [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	129,239
Resource pools
Other
No Expiry Date [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	78
Resource pools	101,303
Other	$ 196